Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill by Business Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Goodwill [Line Items]
Goodwill		¥ 2,539,874	¥ 2,559,390	¥ 2,476,863
Accumulated impairment losses		(2,085,499)	(1,751,780)	(1,748,348)
Goodwill, Net		454,375	807,610	728,515
Goodwill acquired during the fiscal year	[1]	2,732
Impairment loss		(333,719)	(3,432)	(7,792)
Foreign currency translation adjustments and other		(22,248)	82,527
Business Segment [Member] | Retail Banking Business Group [Member]
Goodwill [Line Items]
Goodwill		840,055	840,055	840,055
Accumulated impairment losses		(840,055)	(840,055)	(840,055)
Business Segment [Member] | Corporate Banking Business Group [Member]
Goodwill [Line Items]
Goodwill		885,234	885,234	885,234
Accumulated impairment losses		(885,234)	(885,234)	(885,234)
Business Segment [Member] | Trust Assets Business Group [Member]
Goodwill [Line Items]
Goodwill		42,700	39,991	37,795
Accumulated impairment losses		(30,257)	(25,959)	(22,527)
Goodwill, Net		12,443	14,032	15,268
Goodwill acquired during the fiscal year	[1]	2,732
Impairment loss		(4,298)	(3,432)	(7,792)
Foreign currency translation adjustments and other		(23)	2,196
Business Segment [Member] | Global Business Group [Member]
Goodwill [Line Items]
Goodwill		769,585	791,810	711,479
Accumulated impairment losses		(329,953)	(532)	(532)
Goodwill, Net		439,632	791,278	710,947
Impairment loss		(329,421)
Foreign currency translation adjustments and other		(22,225)	80,331
Business Segment [Member] | Global Business Group [Member] | Other than MUAH/Krungsri [Member]
Goodwill [Line Items]
Goodwill		152,203	152,203	152,203
Accumulated impairment losses		(152,203)	(532)	(532)
Goodwill, Net			151,671	151,671
Impairment loss		(151,671)
Business Segment [Member] | Global Business Group [Member] | MUAH [Member]
Goodwill [Line Items]
Goodwill		390,485	390,292	341,890
Goodwill, Net		390,485	390,292	341,890
Foreign currency translation adjustments and other		193	48,402
Business Segment [Member] | Global Business Group [Member] | Krungsri [Member]
Goodwill [Line Items]
Goodwill		226,897	249,315	217,386
Accumulated impairment losses		(177,750)
Goodwill, Net		49,147	249,315	217,386
Impairment loss		(177,750)
Foreign currency translation adjustments and other		(22,418)	31,929
Business Segment [Member] | Global Markets Business Group [Member]
Goodwill [Line Items]
Goodwill		2,300	2,300	2,300
Goodwill, Net		¥ 2,300	¥ 2,300	¥ 2,300

[1]	See Note 2 for the goodwill acquired in connection with acquisition.